Stockholders' Equity (Detail) - Stock Options Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010		Dec. 31, 2009
Outstanding, January 1, 2012	3,679,977	669,777		599,875
Outstanding, January 1, 2012 (in Dollars per share)	$ 2.05	$ 4.28		$ 3.62
Granted	2,746,400	3,246,450	[1]	93,402	[1]
Granted (in Dollars per share)	$ 1.00	$ 1.80	[1]	$ 9.64	[1]
Forfeited	(315,250)
Forfeited (in Dollars per share)	$ 2.16
Outstanding, June 30, 2012	6,111,127	3,762,477		669,777
Outstanding, June 30, 2012 (in Dollars per share)	$ 1.57	$ 2.11		$ 4.28

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.